[LOGO]
                                  NEW CENTURY
                                   PORTFOLIOS

                           --------------------------

                               NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                             NEW CENTURY AGGRESSIVE
                            NEW CENTURY INTERNATIONAL

                               SEMI-ANNUAL REPORT

                         Six Months Ended April 30, 2002

               20 WILLIAM STREET, SUITE 330, WELLESLEY, MA 02481
                   781-239-0445 888-639-0102 FAX 781-239-0741

NEW CENTURY PORTFOLIOS

CONTENTS
================================================================================

PRESIDENT'S LETTER                                                             1

NEW CENTURY PORTFOLIOS

     Statements of Assets and Liabilities                                      2

     Statements of Operations                                                  3

     Statements of Changes in Net Assets                                       4

NEW CENTURY CAPITAL PORTFOLIO

     Portfolio of Investments                                                  6
     Financial Highlights                                                      7

NEW CENTURY BALANCED PORTFOLIO

     Portfolio of Investments                                                  8
     Financial Highlights                                                     10

NEW CENTURY AGGRESSIVE PORTFOLIO

     Portfolio of Investments                                                 11
     Financial Highlights                                                     12

NEW CENTURY INTERNATIONAL PORTFOLIO

     Portfolio of Investments                                                 13
     Financial Highlights                                                     14

NEW CENTURY PORTFOLIOS

     Notes to Financial Statements                                            15

                               PRESIDENT'S LETTER

Dear Fellow Shareholders:

During the six-month period ended April 30, 2002, the financial markets were forced to digest a series of external events. Continued terrorist threats, a growing distrust of corporate governance, and accounting irregularities catapulted market psychology over economics. The economic recovery which appeared to be materializing in mid-2001 was derailed. Once again, investors were rewarded for sticking with prudent investment tools - diversification, risk assessment, long-term focus, and patience. Each of the New Century Portfolios provides these tools for its shareholders.

During the six-month period ended April 2002, the large-cap sector of the US equity markets remained flat. The small-cap and mid-cap sectors, however, generated impressive gains. During the period, the NASDAQ was flat, declining less than 1%; the S&P 500 Index gained slightly more than 1%; the large-cap growth index lost less than 1%; the large-cap value index lost 3.8%. The Russell 2000 Index, which reflects the performance of stocks of smaller-capitalized domestic companies, gained more than 19%. The international equity markets, as measured by the EAFE Index, gained approximately 6%. The Lehman Aggregate Bond Index remained unchanged for the period.

During this period, the New Century Capital Portfolio gained 6.85%, the New Century Balanced Portfolio gained 3.37%, the New Century Aggressive Portfolio declined 1.49%, and the New Century International Portfolio gained 11.42%.

While maintaining a broad diversification across market sectors, each Portfolio assumed an allocation that was skewed to the mid-cap and the small-cap sectors over the last six months. The International Portfolio increased its positions in Japan, Australia, and emerging markets.

The Portfolios will continue to employ the diversification and risk management strategies that have proven successful over time. We will continue to monitor economic and market conditions and position the Portfolios to maximize risk-adjusted return.

Although we cannot predict future market conditions, we are confident that the disciplined investment approach of the New Century Portfolios will provide a risk-adjusted performance consistent with each fund's objectives. We thank you for selecting us to be part of your long-term investment strategy.

Sincerely,

Wayne M. Grzecki
President

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

========================================================================================================================
                                                   New Century        New Century       New Century        New Century
                                                     Capital            Balanced         Aggressive       International
                                                    Portfolio          Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
    At acquisition cost                          $   99,794,969     $   76,238,852     $    4,921,466     $    6,652,431
                                                 ==============     ==============     ==============     ==============
    At value (Note 1A)                           $  106,165,635     $   77,693,679     $    4,671,724     $    7,010,700
  Cash                                                   34,135                 --              1,695                 --
  Dividends and interest receivable                         363              3,939                 26                 29
  Receivable for investment securities sold           3,875,972          1,563,241            482,859                 --
  Receviable for capital shares sold                      6,101             10,867                 --                 --
  Other assets                                            6,969             12,109                 41                 32
                                                 --------------     --------------     --------------     --------------
      TOTAL ASSETS                                  110,089,175         79,283,835          5,156,345          7,010,761
                                                 --------------     --------------     --------------     --------------

LIABILITIES
  Payable to Advisor (Note 2)                            99,683             81,084                             513 2,204
  Payable for capital shares redeemed                     5,967                 --                 --                 --
  Payable for investment securities purchased                --          1,350,000             66,440            120,000
  Other accrued expenses and liabilities                  4,212             61,179              5,000              5,100
                                                 --------------     --------------     --------------     --------------
      TOTAL LIABILITIES                                 109,862          1,492,263             71,953            127,304
                                                 --------------     --------------     --------------     --------------

NET ASSETS                                       $  109,979,313     $   77,791,572     $    5,084,392     $    6,883,457
                                                 ==============     ==============     ==============     ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                $  113,877,301     $   78,073,593     $    5,842,602     $    6,664,829
  Accumulated net investment loss                      (260,299)           (14,885)           (23,631)           (27,131)
  Accumulated net realized losses on
    investments                                     (10,008,355)        (1,721,963)          (484,837)          (112,510)
  Unrealized appreciation (depreciation)
    of investments                                    6,370,666          1,454,827           (249,742)           358,269
                                                 --------------     --------------     --------------     --------------
TOTAL NET ASSETS                                 $  109,979,313     $   77,791,572     $    5,084,392     $    6,883,457
                                                 ==============     ==============     ==============     ==============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value)                                          8,599,503          6,673,276            700,321            835,322
                                                 ==============     ==============     ==============     ==============
Net asset value, offering price
  and redemption price per share                 $        12.79     $        11.66     $         7.26     $         8.24
                                                 ==============     ==============     ==============     ==============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

===============================================================================================================
                                                 New Century      New Century     New Century      New Century
                                                   Capital          Balanced       Aggressive     International
                                                  Portfolio        Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                     $    467,928     $  1,035,746    $      6,866     $     10,546
  Interest                                             4,899            5,144             675              977
                                                ------------     ------------    ------------     ------------
    Total investment income                          472,827        1,040,890           7,541           11,523
                                                ------------     ------------    ------------     ------------
EXPENSES
  Investment advisory fees (Note 2)                  546,930          373,252          20,782           21,253
  Distribution costs (Note 3)                         42,733           93,357           4,857            5,281
  Legal and audit fees                                42,708           31,521           5,490            4,093
  Accounting fees                                     20,663           18,695          15,181           15,265
  Administration fees (Note 2)                        34,085           23,205           3,204            3,216
  Transfer agent fees                                 10,500           10,500          10,500           10,500
  Custody fees                                        12,914            8,751             751            2,095
  Trustees' fees and expenses                          7,259            4,741              --               --
  Other expenses                                      15,334           33,181           3,635            3,943
                                                ------------     ------------    ------------     ------------
    Total expenses                                   733,126          597,203          64,400           65,646
  Less expenses reimbursed                                --               --         (33,228)         (33,767)
                                                ------------     ------------    ------------     ------------
    Net expenses                                     733,126          597,203          31,172           31,879
                                                ------------     ------------    ------------     ------------
NET INVESTMENT INCOME (LOSS)                        (260,299)         443,687         (23,631)         (20,356)
                                                ------------     ------------    ------------     ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized gains (losses) on investments      (3,624,660)         647,492        (233,576)         (11,278)
  Capital gain distributions from regulated
    investment companies                             330,044          203,547           6,846            7,118
  Net change in unrealize dappreciation/
    depreciation on investments                   11,035,677        1,099,061         (83,695)         446,719
                                                ------------     ------------    ------------     ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS                          7,741,061        1,950,100        (310,425)         442,559
                                                ------------     ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                        $  7,480,762     $  2,393,787    $   (334,056)    $    422,203
                                                ------------     ------------    ------------     ------------

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================================================
                                                                   New Century                          New Century
                                                                Capital Portfolio                    Balanced Portfolio
-------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months                            Six Months
                                                             Ended           Year Ended            Ended           Year Ended
                                                        April 30, 2002       October 31,      April 30, 2002       October 31,
                                                          (Unaudited)           2001            (Unaudited)           2001
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                          $     (260,299)    $     (945,312)    $      443,687     $    1,374,837
  Net realized gains (losses) from security
    transactions                                            (3,624,660)       (12,076,665)           647,492         (3,841,406)
  Capital gain distributions from regulated
    investment companies                                       330,044          7,876,697            203,547          2,321,297
  Net change in unrealized appreciation/
    depreciationon investments                              11,035,677        (37,778,131)         1,099,061         (8,766,169)
                                                        --------------     --------------     --------------     --------------
Net increase (decrease) in net assets
  resulting from operations                                  7,480,762        (42,923,411)         2,393,787         (8,911,441)
                                                        --------------     --------------     --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                        --                 --           (458,572)        (1,374,837)
  From net realized gains from security transactions                --        (12,010,292)                --         (3,371,548)
                                                        --------------     --------------     --------------     --------------
Decrease in net assets due to distributions
  to shareholders                                                   --        (12,010,292)          (458,572)        (4,746,385)
                                                        --------------     --------------     --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  2,606,161         12,666,760          7,311,305          7,924,397
  Net asset value of shares issued in
    reinvestment of distributions to shareholders                   --         11,483,224            423,985          4,377,524
  Payments for shares redeemed                              (9,980,960)       (16,011,156)        (3,129,550)        (6,946,867)
                                                        --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from
  capital share transactions                                (7,374,799)         8,138,828          4,605,740          5,355,054
                                                        --------------     --------------     --------------     --------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                                   105,963        (46,794,875)         6,540,955         (8,302,772)

NET ASSETS
  Beginning of period                                      109,873,350        156,668,225         71,250,617         79,553,389
                                                        --------------     --------------     --------------     --------------
  End of period                                         $  109,979,313     $  109,873,350     $   77,791,572     $   71,250,617
                                                        ==============     ==============     ==============     ==============

ACCUMULATED NET INVESTMENT LOSS                         $     (260,299)    $           --     $      (14,885)    $           --
                                                        ==============     ==============     ==============     ==============

CAPITAL SHARE ACTIVITY
  Sold                                                         201,374            875,462            624,962            667,481
  Reinvested                                                        --            753,826             36,207            353,246
  Redeemed                                                    (778,208)        (1,121,470)          (267,447)          (573,350)
                                                        --------------     --------------     --------------     --------------
  Net increase (decrease) in shares outstanding               (576,834)           507,818            393,722            447,377
  Shares outstanding, beginning of period                    9,176,337          8,668,519          6,279,554          5,832,177
                                                        --------------     --------------     --------------     --------------
  Shares outstanding, end of period                          8,599,503          9,176,337          6,673,276          6,279,554
                                                        ==============     ==============     ==============     ==============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS


===============================================================================================================================
                                                                   New Century                          New Century
                                                               Aggressive Portfolio                International Portfolio
-------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months                            Six Months
                                                             Ended           Year Ended            Ended           Year Ended
                                                        April 30, 2002       October 31,      April 30, 2002       October 31,
                                                          (Unaudited)           2001            (Unaudited)           2001
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                   $      (23,631)    $      (13,142)    $      (20,356)    $       (3,307)
  Net realized losses from security transactions              (233,576)          (261,651)           (11,278)          (108,350)
  Capital gain distributions from regulated
    investment companies                                         6,846              7,084              7,118                 --
  Net change in unrealized appreciation/
    depreciationon investments                                 (83,695)          (166,047)           446,719            (88,450)
                                                        --------------     --------------     --------------     --------------
Net increase (decrease) in net assets
  from operations                                             (334,056)          (433,756)           422,203           (200,107)
                                                        --------------     --------------     --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                        --                 --             (6,775)                --
                                                        --------------     --------------     --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  3,598,288          2,285,907          5,730,183          1,023,493
  Net asset value of shares issued in
    reinvestment of distributions to shareholders                   --                 --              6,775                 --
  Payments for shares redeemed                                 (26,161)            (5,830)               (60)           (92,255)
                                                        --------------     --------------     --------------     --------------
Net increase in net assets from capital share
  transactions                                               3,572,127          2,280,077          5,736,898            931,238
                                                        --------------     --------------     --------------     --------------

TOTAL INCREASE IN NET ASSETS                                 3,238,071          1,846,321          6,152,326            731,131

NET ASSETS
  Beginning of period                                        1,846,321                 --            731,131                 --
                                                        --------------     --------------     --------------     --------------
  End of period                                         $    5,084,392     $    1,846,321     $    6,883,457     $      731,131
                                                        ==============     ==============     ==============     ==============

ACCUMULATED NET INVESTMENT LOSS                         $      (23,631)    $           --     $      (27,131)    $           --
                                                        ==============     ==============     ==============     ==============

CAPITAL SHARE ACTIVITY
  Sold                                                         453,278            251,091            735,808            109,394
  Reinvested                                                        --                 --                871                 --
  Redeemed                                                      (3,395)              (653)                (8)           (10,743)
                                                        --------------     --------------     --------------     --------------
  Net increase in shares outstanding                           449,883            250,438            736,671             98,651
  Shares outstanding, beginning of period                      250,438                 --             98,651                 --
                                                        --------------     --------------     --------------     --------------
  Shares outstanding, end of period                            700,321            250,438            835,322             98,651
                                                        ==============     ==============     ==============     ==============

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)
================================================================================

INVESTMENT COMPANIES - 96.3%                            SHARES         VALUE
                                                      ----------    ------------
AGGRESSIVE FUNDS - 3.6%
  Oppenheimer Capital Appreciation - Class A             107,987    $  3,999,838
  Smith Barney Aggressive Growth - Class A                    20           1,618
                                                                    ------------
                                                                       4,001,456
                                                                    ------------

FOREIGN STOCK FUNDS - 6.6%
  Artisan International                                  137,357       2,590,556
  Franklin Mutual Discovery - Class Z                      6,254         121,147
  Liberty Acorn International - Class Z                    6,714         131,121
  Oakmark International - Class I                        132,802       2,173,971
  Oakmark International Small Cap - Class I              172,298       2,270,888
                                                                    ------------
                                                                       7,287,683

                                                                    ------------
GROWTH FUNDS - 36.9%
  Goldman Sachs Growth Opportunities - Class A           321,656       5,863,786
  iShares Russell 1000 Growth Index                      121,635       5,538,042
  iShares S&P 500/BARRA Growth Index                     156,050       8,529,693
  Marsico Growth                                         205,467       2,997,769
  S&P 400 Mid Cap Depository Receipts                     89,980       8,888,224
  Scudder-Dreman High Return Equity - Class A            155,039       5,874,430
  Strong Mid Cap Disciplined - Investor Class            159,813       2,883,021
                                                                    ------------
                                                                      40,574,965
                                                                    ------------

GROWTH AND INCOME FUNDS - 27.0%
  iShares S&P 500 Index                                   61,150       6,604,200
  iShares S&P 400 Mid-Cap/BARRA Value Index               27,500       2,761,000
  SEI S&P 500 Index - Class E                             87,627       2,912,715
  T. Rowe Price Capital Appreciation                     183,072       2,863,251
  Vanguard 500 Index - Investor Class                    146,139      14,529,132
                                                                    ------------
                                                                      29,670,298
                                                                    ------------

SMALL COMPANY FUNDS - 22.2%
  Buffalo Small Cap                                      125,317       2,639,167
  iShares Russell 2000 Growth Index                       64,000       3,536,000
  iShares S&P SmallCap 600/BARRA Growth Index             40,500       3,272,400
  iShares S&P SmallCap 600/BARRA Value Index              60,800       5,954,144
  Legg Mason U.S. Small Capitalization
    Value - Primary Class                                241,737       2,966,108
  Royce Micro-Cap - Investor Class                       234,331       3,100,204
  State Street Research Aurora - Class A                  81,899       2,904,140
                                                                    ------------
                                                                      24,372,163
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $99,535,899)                       $105,906,565
                                                                    ------------

MONEY MARKET SECURITIES - 0.2%
  First American Treasury Obligation - Class S
  (Cost $259,070)                                        259,070    $    259,070
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 96.5% (Cost $99,794,969)               $106,165,635


OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%                           3,813,678
                                                                    ------------

NET ASSETS - 100.0%                                                 $109,979,313
                                                                    ============

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                  SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                            ENDED APRIL 30,                          YEARS ENDED OCTOBER 31,
                                                 2002        ----------------------------------------------------------------------
                                              (UNAUDITED)       2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  NET ASSET VALUE, BEGINNING OF PERIOD        $    11.97     $    18.07     $    16.71     $    14.30     $    14.67     $    13.51
                                              ----------     ----------     ----------     ----------     ----------     ----------

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   (0.03)         (0.10)         (0.14)         (0.14)         (0.09)         (0.10)
    Net realized and unrealized gains (losses)
      on investments                                0.85          (4.62)          2.67           4.08           1.18           3.29
                                              ----------     ----------     ----------     ----------     ----------     ----------
      Total from investment operations              0.82          (4.72)          2.53           3.94           1.09           3.19
                                              ----------     ----------     ----------     ----------     ----------     ----------

  LESS DISTRIBUTIONS:
    Distributions from net realized gains             --          (1.38)         (1.17)         (1.53)         (1.46)         (2.03)
                                              ----------     ----------     ----------     ----------     ----------     ----------

  NET ASSET VALUE, END OF PERIOD              $    12.79     $    11.97     $    18.07     $    16.71     $    14.30     $    14.67
                                              ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                       6.85%(a)    (27.77)%         14.92%         28.94%          7.97%         27.22%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's)           $  109,979     $  109,873     $  156,668     $  120,583     $   90,164     $   78,391

  Ratio of expenses to average net assets          1.30%(b)       1.29%          1.27%          1.39%          1.44%          1.43%

  Ratio of net investment loss to average
    net assets                                   (0.46)%(b)     (0.72)%        (0.80)%        (0.91)%        (0.67)%        (0.76)%

  Portfolio turnover                                 56%(b)         70%            51%            64%           102%            93%

(a)  Not annualized.
(b)  Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)
================================================================================

INVESTMENT COMPANIES - 99.3%                            SHARES          VALUE
                                                      ----------    ------------
CONVERTIBLE SECURITY FUNDS - 5.2%
  Calamos Market Neutral - Class A                        73,572    $  1,017,504
  MainStay Convertible - Class A                         130,780       1,486,968
  Nations Convertible Securities -
    Investor A Shares                                     94,469       1,514,342
                                                                    ------------
                                                                       4,018,814
                                                                    ------------

FOREIGN STOCK FUNDS - 5.7%
  Artisan International                                   70,326       1,326,342
  Oakmark International - Class I                         93,857       1,536,436
  Oakmark International Small Cap - Class I              120,897       1,593,424
                                                                    ------------
                                                                       4,456,202
                                                                    ------------

GENERAL CORPORATE BOND FUNDS - 3.0%
  Strong Corporate Bond - Investor Class                 235,160       2,346,897
                                                                    ------------

GOVERNMENT TREASURY BOND FUNDS - 2.0%
  American Century Target Maturities Trust
    Series 2005 - Investor Shares                         17,141       1,531,869
                                                                    ------------

GROWTH FUNDS - 18.8%
  Goldman Sachs Growth Opportunities - Class A           162,675       2,965,561
  iShares Russell 1000 Growth Index                       30,000       1,365,900
  iShares S&P 400 MidCap/BARRA Growth Index                1,700         194,480
  iShares S&P 500/BARRA Growth Index                      39,200       2,142,672
  S&P Mid Cap 400 Depository Receipts                     22,680       2,240,330
  Scudder-Dreman High Return Equity - Class A            109,712       4,156,969
  Strong Mid Cap Disciplined - Investor Class             88,415       1,595,008
                                                                    ------------
                                                                      14,660,920
                                                                    ------------

GROWTH AND INCOME FUNDS - 20.9%
  Franklin Mutual Shares - Class Z                       106,928       2,143,906
  iShares S&P 400 MidCap/BARRA Value Index                13,300       1,335,320
  iShares S&P 500 Index                                   34,700       3,747,600
  Merger (The)                                             6,729          97,241
  SEI S&P 500 Index - Class E                             62,376       2,073,378
  Van Kampen Equity Income - Class A                     144,035       1,083,144
  Vanguard 500 Index - Investor Shares                    57,806       5,747,156
                                                                    ------------
                                                                      16,227,745
                                                                    ------------

HIGH QUALITY BOND FUNDS - 5.1%
  Dodge & Cox Income                                     318,428       3,935,776
                                                                    ------------

HIGH YIELD BOND FUNDS - 14.1%
  Columbia High Yield                                    514,327       4,505,508
  PIMCO High Yield - Class A                             276,604       2,547,525
  Pioneer High Yield - Class A                           357,302       3,901,740
                                                                    ------------
                                                                      10,954,773
                                                                    ------------

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES (CONTINUED) - 99.3%                SHARES          VALUE
                                                      ----------    ------------
SMALL COMPANY FUNDS - 16.8%
  Buffalo Small Cap                                     87,195     $  1,836,332
  iShares Russell 2000 Growth Index                     40,400        2,232,100
  iShares S&P SmallCap 600/BARRA Growth Index           12,400        1,001,920
  iShares S&P SmallCap 600/BARRA Value Index            21,100        2,066,323
  Legg Mason U.S. Small Capitalization Value
   - Primary Class                                     179,187        2,198,628
  Royce Micro-Cap - Investor Class                     163,990        2,169,587
  State Street Research Aurora - Class A                44,920        1,592,861
                                                                   ------------
                                                                     13,097,751
                                                                   ------------
WORLDWIDE BOND FUNDS - 7.7%
  Payden Global Fixed Income                           147,303        1,449,464
  PIMCO Foreign Bond - Institutional Class             435,062        4,555,094
                                                                   ------------
                                                                      6,004,558
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $75,780,478)                      $ 77,235,305
                                                                   ------------

MONEY MARKET SECURITIES - 0.6%
  First American Treasury Obligation - Class S
   (Cost $485,374)                                     458,374     $    458,374
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $76,238,852)              $ 77,693,679

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                             97,893
                                                                   ------------
NET ASSETS - 100.0%                                                $ 77,791,572
                                                                   ============





See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                  SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                            ENDED APRIL 30,                          YEARS ENDED OCTOBER 31,
                                                 2002        ----------------------------------------------------------------------
                                              (UNAUDITED)       2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
  NET ASSET VALUE, BEGINNING OF PERIOD        $    11.35     $    13.64     $    13.42     $    12.83     $    13.23     $    12.21
                                              ----------     ----------     ----------     ----------     ----------     ----------

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                           0.07           0.23           0.22           0.20           0.21           0.21
    Net realized and unrealized gains (losses)
      on investments                                0.31          (1.71)          1.17           1.68           0.66           2.01
                                              ----------     ----------     ----------     ----------     ----------     ----------
    Total from investment operations                0.38          (1.48)          1.39           1.88           0.87           2.22
                                              ----------     ----------     ----------     ----------     ----------     ----------

  LESS DISTRIBUTIONS:
    Distributions from net investment income       (0.07)         (0.58)         (0.95)         (1.09)         (1.06)         (0.99)
    Distributions from net realized gains             --          (0.23)         (0.22)         (0.20)         (0.21)         (0.21)
                                              ----------     ----------     ----------     ----------     ----------     ----------
      TOTAL DISTRIBUTIONS                          (0.07)         (0.81)         (1.17)         (1.29)         (1.27)         (1.20)
                                              ----------     ----------     ----------     ----------     ----------     ----------

  NET ASSETS VALUE, END OF PERIOD             $    11.66     $    11.35     $    13.64     $    13.42     $    12.83     $    13.23
                                              ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                       3.37%(a)    (11.21)%         10.26%         15.26%          6.97%         19.64%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's)           $   77,792     $   71,251     $   79,553     $   65,721     $   56,190     $   48,893

  Ratio of expenses to average net assets          1.60%(b)       1.49%          1.40%          1.46%          1.46%          1.41%

  Ratio of net investment income to average
    net assets                                     1.19%(b)       1.87%          1.51%          1.45%          1.51%          1.58%

  Portfolio turnover                                 91%(b)         69%            43%            60%            59%            80%

(a)  Not Annualized.
(b)  Annualized.

See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES - 91.7%                               SHARES         VALUE
                                                           ------         -----
LARGE-CAP FUNDS - 14.0%
  iShares Russell 1000 Growth Index                       10,900    $    496,277
  iShares S&P 500 Index                                    1,500         162,000
  ProFunds UltraOTC - Investor Class                       2,365          51,455
                                                                    ------------
                                                                         709,732
                                                                    ------------

MID-CAP FUNDS - 26.0%
  iShares Russell Midcap Growth Index                      3,500         232,750
  S&P 400 Mid-Cap Depository Receipts                      8,802         869,462
  Strong Mid Cap Disciplined - Investor Class             12,243         220,872
                                                                    ------------
                                                                       1,323,084
                                                                    ------------

SECTOR FUNDS - 21.9%
  AMEX Energy Select Sector SPDR                           4,900         136,465
  AMEX Financial Select Sector SPDR                       10,078         266,664
  AMEX Technology Select Sector SPDR                      14,968         285,140
  iShares Dow Jones U.S. Technology Sector Index           6,800         295,460
  Red Oak Technology Select                               17,001         127,510
                                                                    ------------
                                                                       1,111,239
                                                                    ------------

SMALL-CAP FUNDS - 29.8%
  Buffalo Small Cap                                       20,646         434,813
  iShares Russell 2000 Growth Index                       12,800         707,200
  Royce Micro-Cap - Investor Class                        28,331         374,824
                                                                    ------------
                                                                       1,516,837
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $4,910,634)                        $  4,660,892
                                                                    ------------

MONEY MARKET SECURITIES - 0.2%
  First American Treasury Obligation - Class S
    (Cost $10,832)                                        10,832    $     10,832
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 91.9% (Cost $4,921,466)                $  4,671,724


OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%                             412,668
                                                                    ------------

NET ASSETS - 100.0%                                                 $  5,084,392
                                                                    ============

See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A
                                        SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                    ENDED APRIL 30,  YEARS ENDED
                                                         2002        OCTOBER 31,
                                                      (UNAUDITED)       2001
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  NET ASSET VALUE, BEGINNING OF PERIOD                $     7.37     $    10.00
                                                      ----------     ----------

  LOSS FROM INVESTMENT OPERATIONS:
    Net investment loss                                    (0.03)         (0.07)
    Net realized and unrealized losses on investments      (0.08)         (2.56)
                                                      ----------     ----------
      Total from investment operations                     (0.11)         (2.63)
                                                      ----------     ----------

  NET ASSET VALUE, END OF PERIOD                      $     7.26     $     7.37
                                                      ==========     ==========

TOTAL RETURN                                             (1.49)%(a)    (26.30)%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's)                   $    5,084     $    1,846

  Ratios of expenses to average net assets:
    Before expense reimbursement and waived fees           3.09%(b)       5.90%
    After expense reimbursement and waived fees            1.50%(b)       1.50%

  Ratios of net investment loss to average net assets:
    Before expense reimbursement and waived fees         (2.72)%(b)     (5.35)%
    After expense reimbursement and waived fees          (1.13)%(b)     (0.95)%

Portfolio turnover                                           85%(b)         86%

(a)  Not annualized.
(b)  Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES - 99.9%                           SHARES          VALUE
                                                     ----------    ------------
AMERICAS FUNDS - 16.8%
  iShares MSCI Canada Index                              39,000    $    434,460
  iShares MSCI Mexico Index                              21,600         374,760
  iShares S&P Latin American 40 Index                     6,700         346,323
                                                                   ------------
                                                                      1,155,543
                                                                   ------------

ASIA/PACIFIC FUNDS - 24.4%
  iShares MSCI Australia Index                           39,800         394,020
  iShares MSCI Pacific ex-Japan Index                     7,600         436,240
  iShares MSCI Japan Index                               66,905         564,678
  iShares MSCI South Korea Index                         12,800         288,512
                                                                   ------------
                                                                      1,683,450
                                                                   ------------

DIVERSIFIED FUNDS - 39.6%
  iShares MSCI EAFE Index                                 5,700         694,944
  Dreyfus Emerging Markets                               37,615         494,638
  Driehaus International Discovery                        8,695         201,805
  Oakmark International - Class I                        37,077         606,958
  Oakmark International Small Cap - Class I              55,107         726,305
                                                                   ------------
                                                                      2,724,650
                                                                   ------------

EUROPE FUNDS - 19.1%
  iShares MSCI EMU Index                                  6,836         375,501
  iShares MSCI Germany Index                             27,000         402,030
  iShares MSCI Switzerland Index                         21,585         289,887
  iShares MSCI United Kingdom Index                      16,846         248,478
                                                                   ------------
                                                                      1,315,896
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $6,521,270)                       $  6,879,539

MONEY MARKET SECURITIES - 1.9%
  First American Treasury Obligation - Class S
    (Cost $131,161)                                     131,161    $    131,161
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 101.8% (Cost $6,652,431)              $  7,010,700

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                         (127,243)
                                                                   ------------

NET ASSETS - 100.0%                                                $  6,883,457
                                                                   ============

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A
                                        SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                    ENDED APRIL 30,  YEARS ENDED
                                                         2002        OCTOBER 31,
                                                      (UNAUDITED)       2001
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  NET ASSET VALUE, BEGINNING OF PERIOD                $     7.41     $    10.00
                                                      ----------     ----------

  LOSS FROM INVESTMENT OPERATIONS:
    Net investment loss                                    (0.02)         (0.04)
    Net realized and unrealized gains (losses)
      on investments                                        0.87          (2.55)
                                                      ----------     ----------
      Total from investment operations                      0.85          (2.59)
                                                      ----------     ----------

  LESS DISTRIBUTIONS
    Distributions from capital gains                       (0.02)            --
                                                      ----------     ----------

  NET ASSET VALUE, END OF PERIOD                      $     8.24     $     7.41
                                                      ==========     ==========

TOTAL RETURN                                              11.42%(a)     (25.90)%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's)                   $    6,883     $      731

  Ratios of expenses to average net assets:
    Before expense reimbursement and waived fees           3.06%(b)      10.81%
    After expense reimbursement and waived fees            1.50%(b)       1.50%

  Ratios of net investment loss to average net assets:
    Before expense reimbursement and waived fees         (2.52)%(b)     (9.81)%
    After expense reimbursement and waived fees          (0.96)%(b)     (0.50)%

  Portfolio turnover                                         22%(b)         83%

(a)  Not annualized.
(b)  Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES

     New Century Portfolios ("NEW CENTURY") is organized as a Massachusetts Business Trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of four series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century International Portfolio (together, "THE PORTFOLIOS"). The New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000.

     The investment objective of the New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign). The investment objective of the New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. The Aggressive Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of the New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. The International Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

     The price of shares of these Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

     A.   INVESTMENT VALUATION
          --------------------

          Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

     B.   FEDERAL INCOME TAXES
          --------------------

          It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

     C.   INVESTMENT TRANSACTIONS
          -----------------------

          Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined using the specific identification method.

     D.   INCOME RECOGNITION
          ------------------

          Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
================================================================================

     E.   COST OF OPERATIONS
          ------------------

          The Portfolios bear all costs of their operations other than expenses specifically assumed by Weston Financial Group, Inc. (the "ADVISOR"). Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among each Portfolio in relation to the net assets of each Portfolio.

     F.   USE OF ESTIMATES
          ----------------

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

     Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the series.

     The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of the Aggressive Portfolio's average net assets and to an annual rate of 1.50% of the International Portfolio's average net assets. For the six months ended April 30, 2002, the Advisor reimbursed the fund for expenses of $33,228 and $33,767 for the Aggressive Portfolio and International Portfolio, respectively.

     Fees paid by the Portfolio pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

     The Portfolios pay each Trustee who is not affiliated with the Advisor $8,000 annually.

(3)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     The Portfolios have adopted a Distribution Plan (the "PLAN") under Section 12(b) of the Investment Company Act 1940 and Rule 12(b)-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "DISTRIBUTOR") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

     During the six months ended April 30, 2002, the Distributor received sales commissions and other compensation of $56,208, $27,516, $43, and $-0- in connection with the purchase of investment company shares by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century International Portfolio, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

     Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
================================================================================

(4)  INVESTMENT TRANSACTIONS

     For the six months ended April 30, 2002, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

                                              PURCHASES         SALES
                                              ---------         -----

     New Century Capital Portfolio          $ 30,690,880    $ 40,002,964

     New Century Balanced Portfolio         $ 38,842,154    $ 33,341,141

     New Century Aggressive Portfolio       $  4,785,897    $  1,649,691

     New Century International Portfolio    $  6,167,428    $    447,885

(5)  TAX MATTERS

     The following information is based upon the federal income tax cost of investment securities as of April 30, 2002:

     ------------------------------------------------------------------------------------------------
                                      NEW CENTURY      NEW CENTURY      NEW CENTURY      NEW CENTURY
                                        CAPITAL          BALANCED        AGGRESSIVE     INTERNATIONAL
                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
     ------------------------------------------------------------------------------------------------
     Gross unrealized appreciation    $  8,712,889     $  3,691,098     $    143,268     $    417,733
     Gross unrealized depreciation      (2,342,223)      (2,236,271)        (393,010)         (74,587)
                                      ------------     ------------     ------------     ------------
     Net unrealized appreciation
       (depreciation)                 $  6,370,666     $  1,454,827     $   (249,742)    $    343,146
                                      ============     ============     ============     ============
     Federal income tax cost          $ 99,794,969     $ 76,238,852     $  4,921,466     $  6,667,554
                                      ============     ============     ============     ============
     ------------------------------------------------------------------------------------------------

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the New Century International Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

     As of October 31, 2001, the New Century Capital Portfolio, the New Century Balanced Portfolio, the New Century Aggressive Portfolio, and the New Century International Portfolio had capital loss carry forwards of $6,713,738, $2,667,080, $258,107, and $108,350, respectively, all of which expire in 2009. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.